Transactions With Related Parties - Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tsakos Shipping and Trading S.A. [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 559	$ 691
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Accrued liabilities	$ 329	$ 243